Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Composition of Pre-Tax Loss

The following table presents the composition of pre-tax loss for the years ended December 31, 2022, 2023 and 2024:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Pre-tax loss from PRC entities	$(91,856)	$(49,309)	$(33,931)
Pre-tax loss from non-PRC entities	(28,105)	(37,457)	(5,059)
Total pre-tax loss	$(119,961)	$(86,766)	$(38,990)

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of the differences between Statutory Tax Rate and the Effective Tax Rate (“EIT” rate)

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31,
	2022	2023	2024
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(2.34)%	(3.81)%	2.08%
Tax rate difference from statutory rate in other jurisdictions (1)	(1.19)%	(8.06)%	5.52%
Change in valuation allowance (2)	(21.56)%	7.80%	(19.65)%
Effect of tax holiday (3)	(3.28)%	(11.25)%	(8.80)%
Additional tax deduction for qualified research and development expenses	10.09%	3.90%	5.55%
Share-based Compensation expenses	(7.28)%	(7.73)%	(9.17)%
Tax filing differences	0.76%	(5.73)%	(0.57)%
Others	(0.75)%	(0.61)%	(0.62)%
Effective tax rate	(0.55)%	(0.49)%	(0.66)%

(1)
The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, the United States or Singapore.
(2)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(3)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Zhaoyan and Shanghai Shengwang.

Schedule of Current and Deferred Income Tax Expense (Benefit)

For the years ended December 31, 2022, 2023 and 2024, substantially all the amounts of current and deferred income tax expense are attributable to the PRC, UK and US entities.

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Current income tax expense	$1,001	$633	$361
Deferred income tax benefit	(338)	(211)	(103)
Income tax expense	$663	$422	$258

Schedule of Impact of Tax Holidays

The aggregate amount and per share effect of reduction of EIT for Zhaoyan, Dayin and Shanghai Shengwang as a result of tax holidays are as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
The aggregate amount of effect	$(3,929)	$(9,764)	$(3,431)
Basic and diluted net loss per share effect	0.01	0.02	0.01

Components of Deferred Tax Assets

Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets were as follows:

	As of December 31,
	2023	2024
	(in US$ thousands)
Deferred tax assets:
Tax loss carry-forwards	$42,061	$47,507
Current expected credit losses	2,901	3,042
Impairment of long-term investments	2,415	2,379
Other deductible temporary difference	130	665
Deferred tax assets	47,507	53,593
Less valuation allowance	(47,507)	(53,593)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(196)	(92)
Deferred tax liabilities, net	$(196)	$(92)

Schedule of Movement of Valuation Allowance

Movement of Valuation Allowance

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Balance at beginning of the year	$(28,413)	$(54,273)	$(47,507)
Addition in current year	(26,151)	(9,784)	(7,626)
Reversal in current year	291	16,550	1,540
Balance at the end of the year	$(54,273)	$(47,507)	$(53,593)